Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases

Note 9 — Leases:

As of December 31, 2021, and 2020, the Company’s leases include office real estate and vehicles (mainly offices) for average lease of 3.5 years.

a.      Details of Lease Transactions:

	December 31,
	2021	2020
	U.S. dollars in thousands
Interest expense on lease liability	55	115
Total cash paid for leases	490	629

b.      The Company has three agreements for leases of offices. The Company’s operations are carried out mainly from its offices in Petah Tikva, which the Company leases under three agreements with the same landlord. The agreements are valid until December 31, 2023, February 28, 2024, and November 30, 2024.

The Company also leases one property in Houston, Texas — a warehouse for the Company’s equipment and systems, which the Company rents on a monthly basis.

In addition, the Company leases several vehicles, and during 2021 it also temporarily leased an office in Dubai for the period of January 1, 2021 until December 31, 2021.

c.      Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

U.S. dollars in thousands
Balance as of January 1, 2020	913
Depreciation expenses	(360)
Changes in the Consumer Price Index	(5)
Additions during the year	740
Termination of leases	(396)

Balance as of December 31, 2020	892
Depreciation expense	(296)
Update due to changes in the Consumer Price Index	15
Additions during the year	63

Balance as of December 31, 2021	674